As filed with the U.S. Securities and Exchange Commission on August 26, 2014

Securities Act File No. 333-91278

Investment Company Act File No. 811-21128

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 72	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 72
(Check appropriate box or boxes)

Legg Mason Partners Variable Equity Trust

(Exact Name of Registrant as Specified in Charter)

620 Eighth Avenue, 49th Floor, New York, New York	10018
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code (877) 721-1926

Robert I. Frenkel

Legg Mason Partners Variable Equity Trust

100 First Stamford Place

Stamford, Connecticut 06902

(Name and Address of Agent for Service)

COPY TO:

Benjamin J. Haskin, Esq.

Willkie Farr & Gallagher LLP

1875 K Street, N.W.

Washington, D.C. 20006

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	On September 10, 2014 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to Permal Alternative Select VIT Portfolio.

Part A - Prospectus of Permal Alternative Select VIT Portfolio (the “Fund”) is incorporated by reference to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement, as filed with the Securities and Exchange Commission on May 30, 2014 (Accession No. 0001193125-14-219538) (“Post-Effective Amendment No. 70”) and Part B - Statement of Additional Information of the Fund is incorporated by reference to Post-Effective Amendment No. 70.

PART C

OTHER INFORMATION

Item 28. Exhibits

Unless otherwise noted, all references are to the Registrant’s initial registration statement on Form N-1A (the “Registration Statement”) filed with the Securities and Exchange Commission (the “SEC”) (File Nos. 333-91278 and 811-21128).

(a)(1) The Registrant’s Declaration of Trust dated as of October 2, 2006 is incorporated by reference to Post-Effective Amendment No. 11 as filed on April 27, 2007 (“Post-Effective Amendment No. 11”).

(2) The Registrant’s Declaration of Trust dated as of October 2, 2006 as amended and restated as of August 18, 2011 is incorporated herein by reference to Post-Effective Amendment No. 44 as filed on August 31, 2011 (“Post-Effective Amendment No. 44”).

(3) Designation of Series of Shares of Beneficial Interests in the Trust effective as of June 25, 2007 is incorporated herein by reference to Post-Effective Amendment No. 12 as filed on September 7, 2007 (“Post-Effective Amendment No. 12”).

(4) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of November 12, 2007 is incorporated herein by reference to Post-Effective Amendment No. 26 as filed on November 13, 2009 (“Post-Effective Amendment No. 26”).

(5) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of August 5, 2009 is incorporated herein by reference to Post-Effective Amendment No. 26.

(6) Amended and Restated Designation of Classes effective as of August 5, 2009 is incorporated herein by reference to Post-Effective Amendment No. 26.

(7) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of August 23, 2011 is incorporated herein by reference to Post-Effective Amendment No. 44.

(8) Amended and Restated Designation of Classes effective as of August 23, 2011 is incorporated herein by reference to Post-Effective Amendment No. 44.

(9) Amended and Restated Designation of Series effective as of January 1, 2013 is incorporated herein by reference to Post-Effective Amendment No. 61 as filed on February 7, 2014 (“Post-Effective Amendment No. 61”).

(10) Amended and Restated Designation of Classes effective as of January 1, 2013 is incorporated herein by reference to Post-Effective Amendment No. 61.

(11) Amended and Restated Designation of Series effective as of January 17, 2014 is incorporated herein by reference to Post-Effective Amendment No. 61.

(12) Amended and Restated Designation of Classes effective as of January 17, 2014 is incorporated herein by reference to Post-Effective Amendment No. 61.

(b)(1) The Registrant’s By-Laws dated October 4, 2006 are incorporated herein by reference to Post-Effective Amendment No. 11.

(2) The Registrant’s Amended and Restated By-Laws dated August 18, 2011 are incorporated herein by reference to Post-Effective Amendment No. 44.

(c) Instruments defining rights of security holders with respect to Legg Mason Partners Variable Equity Trust are contained in the Amended and Restated Declaration of Trust and Bylaws, as amended and restated, which are incorporated by reference to Exhibits (a) and (b) of Item 28 of Part C herein.

(d)(1) Form of Management Agreement between the Registrant, on behalf of ClearBridge Variable Aggressive Growth Portfolio, and Legg Mason Partners Fund Advisor, LLC (“LMPFA”), dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(2)	Form of Management Agreement between the Registrant, on behalf of ClearBridge Variable Appreciation Portfolio, and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(3)	Form of Management Agreement between the Registrant, on behalf of ClearBridge Variable Equity Income Portfolio (formerly known as Legg Mason Partners Variable Capital and Income Portfolio), and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(4)	Form of Management Agreement between the Registrant, on behalf of ClearBridge Variable All Cap Value Portfolio (formerly known as Legg Mason ClearBridge Variable Fundamental Value Portfolio), and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(5)	Form of Management Agreement between the Registrant, on behalf of ClearBridge Large Cap Value Portfolio (formerly known as Legg Mason ClearBridge Variable Investors Portfolio), and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(6)	Form of Management Agreement between the Registrant, on behalf of ClearBridge Variable Large Cap Growth Portfolio, and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(7)	Form of Management Agreement between the Registrant, on behalf of Legg Mason Variable Lifestyle Allocation 50%, and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(8)	Form of Amended Management Agreement between the Registrant, on behalf of Legg Mason Variable Lifestyle Allocation 50%, and LMPFA, dated December 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 17 as filed on April 4, 2008 (“Post-Effective Amendment No. 17”).

(9)	Form of Management Agreement between the Registrant, on behalf of Legg Mason Variable Lifestyle Allocation 70%, and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(10)	Form of Amended Management Agreement between the Registrant, on behalf of Legg Mason Variable Lifestyle Allocation 70%, and LMPFA, dated December 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 17.

(11)	Form of Management Agreement between the Registrant, on behalf of Legg Mason Variable Lifestyle Allocation 85%, and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(12)	Form of Amended Management Agreement between the Registrant, on behalf of Legg Mason Variable Lifestyle Allocation 85%, and LMPFA, dated December 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 17.

(13)	Form of Management Agreement between the Registrant, on behalf of ClearBridge Variable Mid Cap Core Portfolio, and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(14)	Form of Management Agreement between the Registrant, on behalf of ClearBridge Variable Small Cap Growth Portfolio, and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(15)	Form of Management Agreement between the Registrant, on behalf of Legg Mason Investment Counsel Variable Social Awareness Portfolio, and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(16)	Form of Management Agreement between the Registrant, on behalf of Legg Mason Dynamic Multi-Strategy VIT Portfolio, and LMPFA, dated November 3, 2011, is incorporated herein by reference to Post-Effective Amendment No. 45 as filed on November 14, 2011 (“Post-Effective Amendment No. 45”).

(17)	Form of Subadvisory Agreement between LMPFA and ClearBridge Investments, LLC (formerly, ClearBridge Advisors, LLC) (“ClearBridge”), regarding ClearBridge Variable Aggressive Growth Portfolio, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(18)	Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Variable Appreciation Portfolio, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(19)	Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Variable Equity Income Portfolio (formerly known as Legg Mason Partners Variable Capital and Income Portfolio), dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(20)	Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Variable All Cap Value Portfolio (formerly known as Legg Mason ClearBridge Variable Fundamental Value Portfolio), dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(21)	Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Variable Large Cap Value Portfolio (formerly known as Legg Mason ClearBridge Variable Investors Portfolio), dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(22)	Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Variable Large Cap Growth Portfolio, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(23)	Form of Subadvisory Agreement between LMPFA and Legg Mason Global Asset Allocation, LLC (“Legg Mason Global”), regarding Legg Mason Variable Lifestyle Allocation 50%, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(24)	Form of Subadvisory Agreement between LMPFA and Legg Mason Global, regarding Legg Mason Variable Lifestyle Allocation 70%, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(25)	Form of Subadvisory Agreement between LMPFA and Legg Mason Global, regarding Legg Mason Variable Lifestyle Allocation 85%, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(26)	Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Variable Mid Cap Core Portfolio, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(27)	Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Variable Small Cap Growth Portfolio, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(28)	Form of Subadvisory Agreement between LMPFA and Legg Mason Investment Counsel, LLC (“LMIC”), regarding Legg Mason Investment Counsel Variable Social Awareness Portfolio, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(29)	Form of Subadvisory Agreement between LMPFA and Western Asset Management Company (“WAM”), regarding ClearBridge Variable Aggressive Growth Portfolio, dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 44.

(30)	Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge Variable Appreciation Portfolio, dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 44.

(31)	Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge Variable Equity Income Portfolio, dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 44.

(32)	Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge All Cap Value Portfolio (formerly known as Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio), dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 44.

(33)	Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge Variable Large Cap Growth Portfolio, dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 44.

(34)	Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge Variable Large Cap Value Portfolio, dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 44.

(35)	Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge Variable Mid Cap Core Portfolio, dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 44.

(36)	Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge Variable Small Cap Growth Portfolio, dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 44.

(37)	Form of Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason Lifestyle Allocation 50%, dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 44.

(38)	Form of Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason Lifestyle Allocation 70%, dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 44.

(39)	Form of Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason Lifestyle Allocation 85%, dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 44.

(40)	Form of Subadvisory Agreement between LMPFA and Legg Mason Global, regarding Legg Mason Dynamic Multi-Strategy VIT Portfolio, dated November 3, 2011, is incorporated herein by reference to Post-Effective Amendment No. 45.

(41)	Form of Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason Dynamic Multi-Strategy VIT Portfolio, dated November 3, 2011, is incorporated herein by reference to Post-Effective Amendment No. 45.

(42)	Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge All Cap Value Portfolio (formerly known as Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio), dated November 18, 2012, is incorporated herein by reference to Post-Effective Amendment No. 55 as filed on April 22, 2013 (“Post-Effective Amendment No. 55”).

(43)	Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Variable Aggressive Growth Portfolio, dated November 18, 2012, is incorporated herein by reference to Post-Effective Amendment No. 55.

(44)	Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Variable Appreciation Portfolio, dated November 18, 2012, is incorporated herein by reference to Post-Effective Amendment No. 55.

(45)	Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Variable Equity Income Portfolio, dated November 18, 2012, is incorporated herein by reference to Post-Effective Amendment No. 55.

(46)	Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Variable Large Cap Growth Portfolio, dated November 18, 2012, is incorporated herein by reference to Post-Effective Amendment No. 55.

(47)	Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Variable Large Cap Value Portfolio, dated November 18, 2012, is incorporated herein by reference to Post-Effective Amendment No. 55.

(48)	Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Variable Mid Cap Core Portfolio, dated November 18, 2012, is incorporated herein by reference to Post-Effective Amendment No. 55.

(49)	Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Variable Small Cap Growth Portfolio, dated November 18, 2012, is incorporated herein by reference to Post-Effective Amendment No. 55.

(50)	Form of Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason Investment Counsel Variable Social Awareness Portfolio, dated February 6, 2013, is incorporated herein by reference to Post-Effective Amendment No. 55.

(51)	Schedule A to Subadvisory Agreement between LMPFA and LMIC, regarding Legg Mason Investment Counsel Variable Social Awareness Portfolio, dated February 6, 2013, is incorporated herein by reference to Post-Effective Amendment No. 55.

(52)	Form of Management Agreement between the Registrant, on behalf of Permal Alternative Select VIT Portfolio, and Permal Asset Management LLC (“Permal”) is incorporated herein by reference to Post-Effective Amendment No. 70 as filed on May 30, 2014 (“Post-Effective Amendment No. 70”).

(53)	Form of Subadvisory Agreement between Permal and Apex Capital, LLC (“Apex”), with respect to Permal Alternative Select VIT Portfolio is incorporated herein by reference to Post-Effective Amendment No. 70.

(54)	Form of Subadvisory Agreement between Permal and Atlantic Investment Management Inc. (“Atlantic”), with respect to Permal Alternative Select VIT Portfolio is incorporated herein by reference to Post-Effective Amendment No. 70.

(55)	Form of Subadvisory Agreement between Permal and River Canyon Fund Management LLC (“River Canyon”), with respect to Permal Alternative Select VIT Portfolio is incorporated herein by reference to Post-Effective Amendment No. 70.

(56)	Form of Subadvisory Agreement between Permal and TT International (“TT International”), with respect to Permal Alternative Select VIT Portfolio is incorporated herein by reference to Post-Effective Amendment No. 70.

(57)	Form of Trading Agreement between BH-DG Systematic Trading LLP (“BH-DG”), with respect to Permal Alternative Select VIT Portfolio is incorporated herein by reference to Post-Effective Amendment No. 70.

(58)	Form of Administration Agreement between the Registrant and LMPFA, with respect to Permal Alternative Select VIT Portfolio is incorporated herein by reference to Post-Effective Amendment No. 70.

(e)(1) Form of Distribution Agreement dated December 1, 2008 between Registrant and Legg Mason Investor Services, LLC (“LMIS”), is incorporated herein by reference to Post-Effective Amendment No. 23 as filed on February 13, 2009 (“Post-Effective Amendment No. 23”).

(2) Appendix A, amended and restated as of [             ], 2014, to the Distribution Agreement with LMIS – to be filed by amendment.

(f)(1) Emeritus Retirement Plan relating to certain funds, established effective as of January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 6 as filed on January 26, 2007 (“Post-Effective Amendment No. 6”).

(2) Amended and Restated Trustee Retirement Plan relating to certain funds dated as of January 1, 2005 (the “General Retirement Plan”), is incorporated herein by reference to Post-Effective Amendment No. 6.

(3) Legg Mason Investment Series (f/k/a Smith Barney Investment Series) Amended and Restated Trustees Retirement Plan dated as of January 1, 2005, is incorporated herein by reference to Post-Effective Amendment No. 6.

(4) Amendment to the General Retirement Plan and the Legg Mason Partners Investment Series Amended and Restated Trustees Retirement Plan is incorporated herein by reference to Post-Effective Amendment No. 6.

(5) Amended and Restated Emeritus Retirement Plan relating to certain funds, established effective as of January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 6.

(g)(1) Custodian Services Agreement with State Street Bank and Trust Company (“State Street”), dated January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(2) Letter Agreement amending the Custodian Services Agreement with State Street, dated April 9, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(3) Form of Letter Agreement amending the Custodian Services Agreement with State Street is incorporated herein by reference to Post-Effective Amendment No. 45.

(4) Form of Letter Agreement amending the Custodian Services Agreement and Fund Accounting Services Agreement with State Street – to be filed by amendment.

(h)(1) Transfer Agency and Services Agreement, dated April 4, 2009, between each series of the Registrant and Boston Financial Data Services, Inc. (“BFDS”) is incorporated herein by reference to Post-Effective Amendment No. 25 as filed on April 28, 2009.

(2) Form of Letter Agreement amending the Transfer Agency and Services Agreement with BFDS is incorporated herein by reference to Post-Effective Amendment No. 45.

(3) License Agreement between Citigroup, Inc. and Registrant, dated December 1, 2005, is incorporated herein by reference to Post-Effective Amendment No. 5.

(4) Form of License Agreement between Legg Mason Properties, Inc. and Registrant, dated April 6, 2006, is incorporated herein by reference to Post-Effective Amendment No. 5.

(5) Form of Fee Waiver and Expense Reimbursement Agreement between the Registrant and LMPFA, regarding ClearBridge Variable Equity Income Portfolio (formerly known as Legg Mason Partners Variable Capital and Income Portfolio), dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(6) Form of Fee Waiver and Expense Reimbursement Agreement between the Registrant and LMPFA, regarding ClearBridge Variable Large Cap Growth Portfolio, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(7) Form of Fee Waiver and Expense Reimbursement Agreement between the Registrant and LMPFA, regarding Legg Mason Variable Lifestyle Allocation 85%, Legg Mason Variable Lifestyle Allocation 70% and Legg Mason Variable Lifestyle Allocation 50% is incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement filed on April 4, 2008.

(8) Fee Waiver and Expense Reimbursement Resolutions adopted by the Board of Trustees are incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement filed on April 25, 2011.

(9) Fee Waiver and Expense Reimbursement Resolutions adopted by the Board of Trustees regarding Legg Mason Dynamic Multi-Strategy VIT Portfolio are incorporated herein by reference to Post-Effective Amendment No. 45.

(10) Fee Waiver and Expense Reimbursement Resolutions adopted by the Board of Trustees is incorporated herein by reference to Post-Effective Amendment No. 63 as filed on April 21, 2014 (“Post-Effective Amendment No. 63”).

(11) Fee Waiver and Expense Reimbursement Resolutions adopted by the Board of Trustees regarding Permal Alternative Select VIT Portfolio is incorporated herein by reference to Post-Effective Amendment No. 70.

(12) Form of Participation Agreement regarding Permal Alternative Select VIT Portfolio is incorporated herein by reference to Post-Effective Amendment No. 70.

(i)(1) Opinion and Consent of Willkie Farr & Gallagher LLP, counsel to the Registrant, as to legality of the series of shares being registered is incorporated by reference to the Registration Statement.

(2) Opinion and Consent of Goodwin Procter LLP, Massachusetts counsel to the Registrant, as to legality of the series of shares being registered is incorporated by reference to the Registration Statement.

(3) Opinion and Consent of Bingham McCutchen LLP regarding the legality of shares being registered is incorporated by reference to Post-Effective Amendment No. 11.

(4) Opinion and Consent of Venable LLP as to legality of the series of shares being registered regarding Legg Mason Dynamic Multi-Strategy VIT Portfolio is incorporated herein by reference to Post-Effective Amendment No. 44.

(5) Opinion and Consent of Venable LLP as to legality of the series of shares being registered regarding Permal Alternative Select VIT Portfolio is incorporated herein by reference to Post-Effective Amendment No. 61.

(j) Not Applicable.

(k) Not Applicable.

(l) Not Applicable.

(m) Shareholder Services and Distribution Plan pursuant to Rule 12b-1 of the Registrant, on behalf of ClearBridge Variable Aggressive Growth Portfolio; ClearBridge Variable Appreciation Portfolio; ClearBridge Variable Equity Income Portfolio (formerly known as Legg Mason Partners Variable Capital and Income Portfolio); ClearBridge Variable All Cap Value Portfolio (formerly known as Legg Mason Partners Variable Fundamental Value Portfolio); ClearBridge Variable Large Value Portfolio (formerly known as Legg Mason ClearBridge Variable Investors Portfolio); ClearBridge Variable Large Cap Growth Portfolio; Legg Mason Variable Lifestyle Allocation 50%; Legg Mason Variable Lifestyle Allocation 70%; Legg Mason Variable Lifestyle Allocation 85%; ClearBridge Variable Mid Cap Core Portfolio; ClearBridge Variable Small Cap Growth Portfolio and Legg Mason Investor Counsel Variable Social Awareness Portfolio, dated February 8, 2007, is incorporated by reference to Post-Effective Amendment No. 13 filed on November 13, 2007.

(n) Rule 18f-3(d) Multiple Class Plan of the Registrant pursuant to Rule 18f-3 is incorporated herein by reference to Post-Effective Amendment No. 12.

(o)(1) Power of Attorney dated November 3, 2011 is incorporated herein by reference to Post-Effective Amendment No. 45.

(2) Power of Attorney dated February 6, 2013 is incorporated herein by reference to Post-Effective Amendment No. 55.

(3) Power of Attorney dated May 2, 2013 is incorporated herein by reference to Post-Effective Amendment No. 61.

(4) Power of Attorney dated February 4, 2014 is incorporated herein by reference to Post-Effective Amendment No. 63.

(5) Power of Attorney, effective as of April 1, 2014, is incorporated herein by reference to Post-Effective Amendment No. 63.

(p)(1) Code of Ethics of Citigroup Asset Management—North America and certain registered Investment companies, as amended September 13, 2005 (adopted by ClearBridge), is incorporated herein by reference to Post-Effective Amendment No. 5.

(2) Code of Ethics of Legg Mason & Co., LLC (adopted by LMPFA, LMIS and Legg Mason Global), is incorporated herein by reference to Post-Effective Amendment No. 44.

(3) Code of Ethics of PFS Distributors, Inc. (merged into PFS) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement as filed on September 12, 2002.

(4) Code of Ethics of LMIC is incorporated herein by reference to Post-Effective Amendment No. 63.

(5) Code of Ethics of WAM is incorporated herein by reference to Post-Effective Amendment No. 63.

(6) Code of Ethics of Permal is incorporated herein by reference to Post-Effective Amendment No. 70.

(7) Code of Ethics of Apex is incorporated herein by reference to Post-Effective Amendment No. 70.

(8) Code of Ethics of Atlantic is incorporated herein by reference to Post-Effective Amendment No. 70.

(9) Code of Ethics of River is incorporated herein by reference to Post-Effective Amendment No. 70.

(10) Code of Ethics of TT International is incorporated herein by reference to Post-Effective Amendment No. 70.

Item 29. Persons Controlled by or under Common Control with Registrant

Permal Alternative Select VIT Portfolio, a series of the Trust, wholly owns and controls the Alternative Select VIT Portfolio Ltd., a company organized under the laws of the Cayman Islands as an exempted company. Permal Alternative Select VIT Portfolio and Alternative Select VIT Portfolio Ltd. file their financial statements on a consolidated basis.

Item 30. Indemnification

Article IX of the Registrant’s Declaration of Trust addresses the limitation of liability and indemnification of the Registrant’s Trustees, officers and others. Section 9.2(a) of the Declaration of Trust provides that no current or former Trustee, officer, or employee of the Registrant will be subject to any personal liability whatsoever to any person, other than the Registrant or its shareholders, in connection with the affairs of the Registrant. Further, Section 9.2(b) of the Declaration of Trust provides that, subject to applicable federal law, no current or former Trustee or officer of the Registrant will be liable to the Registrant or to any shareholder for money damages except:

•	to the extent that it is proved that the person actually received an improper benefit or profit in money, property, or services, or

•	to the extent that a judgment or other final adjudication adverse to the person is entered in a proceeding based on a finding in the proceeding that the person’s action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding.

Section 9.5 of the Declaration of Trust states requires that, subject to certain exceptions and limitation expressed in the Declaration of Trust, each current and former Trustee, officer, or employee of the Registrant, including persons who serve at the request of the Registrant as directors, trustees, officers, employees, agents or independent contractors of another organization in which the Registrant has an interest as a shareholder, creditor or otherwise (each, a “Covered Person”), be indemnified by the Registrant to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim in which he becomes involved as a party or otherwise by virtue of his being (or having served) in such position and against amounts paid or incurred by him in settlement thereof. Section 9.5 of the Declaration of Trust further provides that no indemnification shall be provided to the that extent such indemnification is prohibited by applicable federal law. The Declaration of Trust also sets forth provisions outlining presumptions that may be made relating to a person’s standard of conduct and when expenses may be advanced.

In addition, to the foregoing, the Registrant has entered into an Indemnification Agreement with each of its Trustees that provides for indemnification consistent with the principles described above. These Indemnification Agreements set forth certain procedural aspects with respect to indemnification, including the advancement of expenses, and presumptions relating to the determination of whether the standard of conduct required for indemnification has been met, as well as remedies for the indemnitee in the event that, among other things, determinations as to entitlement to indemnification, advancement of expenses and indemnity payments are not made in accordance with the procedures specified therein.

The Trustees and officers of the Registrant and the personnel of the Registrant’s manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is prohibited as against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Under the Distribution Agreement, the Registrant agrees to indemnify LMIS, its officers, directors and employees and any person who controls LMIS within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the reasonable cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which LMIS, its officers, directors and employees or any such controlling person may incur, under the 1933 Act or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registrant’s Registration Statement or arising out of or based upon any alleged omission to state a material fact required to be stated or necessary to make the Registration Statement not misleading, provided that in no event shall anything contained in the Distribution Agreement be construed so as to protect LMIS or such other parties against any liability to the Registrant or its shareholders to which LMIS or such other parties would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of their duties, or by reason of reckless disregard of their obligations and duties under the Distribution Agreement.

The Registrant’s Management Agreements and Subadvisory Agreements generally provide that the manager or subadviser, as applicable, assumes no responsibility under the Agreements other than to render the services called for under the Agreements in good faith. The Management Agreements and Subadvisory Agreements generally further provide that the manager or the subadviser, as applicable, shall not be liable for any error of judgment or mistake of law, or for any loss arising out of any investment or for any act or omission in the execution of securities transactions for the fund, provided that nothing in the Agreements protect the manager or the subadviser, as applicable, against any liability to a fund to which the manager or subadviser, as applicable, would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the Agreements. With respect to Permal Alternative Select VIT Portfolio, the manager and subadvisers have agreed to cross-indemnification for certain acts or omissions except for gross negligence and other exceptions.

Item 31. Business and Other Connections of Investment Adviser

Investment Adviser—Legg Mason Partners Fund Advisor, LLC (“LMPFA”)

LMPFA was formed in 2006 under the laws of the State of Delaware as a limited liability company. LMPFA is a direct wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”).

LMPFA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The list required by this Item 31 of officers and directors of LMPFA together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by LMPFA pursuant to the Advisers Act (SEC File No. 801-66785).

Investment Adviser—Permal Asset Management LLC (“Permal”)

Permal was formed in June 2002 under the laws of the State of Delaware as a corporation and was reorganized in 2013 as a Delaware limited liability company. Permal is a wholly-owned subsidiary of Legg Mason. Permal is registered as an investment adviser under the Advisers Act. The list required by this Item 31 of officers and directors of Permal, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Permal pursuant to the Advisers Act (SEC File No. 801-61864).

Subadviser — Apex Capital, LLC (“Apex”)

Apex was formed under the laws of the State of California as a limited liability company. Apex is registered as an investment adviser under the Advisers Act. The list required by this Item 31 of officers and directors of Apex, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Apex pursuant to the Advisers Act (SEC File No. 801-71380).

Subadviser — Atlantic Investment Management, Inc. (“Atlantic”)

Atlantic was formed under the laws of the State of Delaware as a corporation. Atlantic is registered as an investment adviser under the Advisers Act. The list required by this Item 31 of officers and directors of Atlantic, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Atlantic pursuant to the Advisers Act (SEC File No. 801-65319).

Subadviser—ClearBridge Investments, LLC (“ClearBridge”)

ClearBridge was organized under the laws of the State of Delaware as a limited liability company. ClearBridge is a direct wholly-owned subsidiary of Legg Mason. ClearBridge is registered as an investment adviser under the Advisers Act.

The following table notes the officers and directors of ClearBridge, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years.

Name	Position at ClearBridge	Other Positions Held
Terrence J. Murphy	Chief Executive Officer, President, Chief Operating Officer, and Director	Legg Mason Private Portfolio Group, LLC – Chief Executive Officer; Legg Mason Capital Management, LLC - Chief Executive Officer, President, Chief Operating Officer and Director

Barbara Brooke Manning	General Counsel and Chief Compliance Officer	Legg Mason Capital Management, LLC—General Counsel and Chief Compliance Officer

Harry D. Cohen	Co-Chief Investment Officer	Legg Mason Capital Management, LLC—Co-Chief Investment Officer

Scott K. Glasser	Co-Chief Investment Officer	Legg Mason Private Portfolio Group, LLC – Chief Financial Officer; Legg Mason Capital Management, LLC - Co-Chief Investment Officer

Cynthia K. List	Chief Financial Officer	Legg Mason Private Portfolio Group, LLC – Chief Compliance Officer; Legg Mason Capital Management, LLC - Chief Financial Officer

Peter H. Nachtwey	Director	Legg Mason & Co., LLC –Director; The Baltimore Company – Director; Legg Mason International Equities Limited – Director; Batterymarch Financial Management, Inc – Director; BMML, Inc. – Director; Brandywine Global Investment Management, LLC –

Director; ClearBridge Investments, LLC – Director; ClearBridge Asset Management, Inc. – Director; Legg Mason Capital Management, LLC – Director; Legg Mason Commercial Real Estate Services, Inc. – Director; Legg Mason Global Asset Allocation, LLC –Director; Legg Mason Investment Counsel, LLC – Director; Legg Mason Political Action Committee (“PAC”) – Member; Legg Mason International Holdings, LLC – Director; Legg Mason Partners Fund Advisor, LLC – Director; Legg Mason Private Portfolio Group, LLC –Director; Legg Mason Real Estate Securities Advisors, Inc. – Director; Legg Mason Realty Group, Inc. – Director; Legg Mason Realty Partners, Inc. – Director; Legg Mason Tower, Inc. – Director; LM BAM, Inc. – Director; LM Capital Support V, LLC –Director; Legg Mason Towarzystwo Funduszy Inwestycyjnych Spolka Akcyjna – Director; PCM Holdings I, LLC – Director; PCM Holdings II, LLC – Director; Legg Mason Funding Ltd. –Director; Royce & Associates, LLC – Director; Gray Seifert & Company, LLC – Director; LM Asset Services, LLC – Director; The Baltimore Company – Officer-President; BMML, Inc. –Officer- President; Gray Seifert & Company, LLC – Officer- President; Legg Mason & Co., LLC –Officer- President; Legg Mason Charitable Foundation, Inc. – Officer-Vice President and Treasurer; Legg Mason Commercial Real Estate Services, Inc. – Officer-President; Legg Mason Political Action Committee (“PAC”) – Officer-Chairman; Legg Mason Real Estate Securities Advisors, Inc. – Officer-President; Legg Mason Realty Group, Inc. – Officer-President; Legg Mason Realty Partners, Inc. – Officer-President; Legg Mason Tower, Inc. – Officer-President; LM BAM, Inc. – Officer-President; LM Capital Support V, LLC – Officer-President

Jeffrey A. Nattans	Director	Legg Mason Capital Management, LLC – Director; Legg Mason Investment Counsel, LLC – Director; Legg Mason Investment Counsel & Trust Company, N.A. – Director; LMOBC, Inc. – Director; PCM Holdings I, LLC – Director; PCM Holdings II, LLC – Director; Royce & Associates, LLC – Director; Western Asset Management Company – Director; Permal Group Limited – Director; Legg Mason Private Portfolio Group, LLC – Director; LMOBC, Inc. – Officer-President

Subadviser—QS Legg Mason Global Asset Allocation, LLC (“QS LMGAA”)

QS LMGAA is organized under the laws of the State of Delaware as a limited liability company. QS LMGAA is a wholly-owned subsidiary of Legg Mason. QS LMGAA is registered as an investment adviser under the Advisers Act. The following table notes the officers and directors of QS LMGAA, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years.

Name	Position at LMGAA	Other Positions Held
Janet C. Campagna	Director and Chief Executive Officer	None

John Kenney	Director	None

Joseph LaRocque	Director	None

Jeffrey A. Nattans	Director	See above under “ClearBridge”

James H. Norman	Director and President	None

Daniel J. Holman	Chief Operating Officer	None

Steven R. Ducker	Chief Compliance Officer	None

Thomas G. Rose	Chief Financial Officer	None

Subadviser—Legg Mason Investment Counsel, LLC (“LMIC”)

LMIC is organized under the laws of the State of Maryland as a limited liability company. LMIC is a wholly-owned subsidiary of Legg Mason. LMIC is registered as an investment adviser under the Advisers Act.

The following table notes the officers and directors of LMIC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years.

Name	Position at LMIC	Other Positions Held
Harry Omealia	President and Chief Executive Officer	None

Patrick A. Green	Chief Administrative Officer	None

Michael P. Scanlon	Chief Compliance Officer	Chief Compliance Officer of LMM LLC

Paul J. Benziger	Director	None

Charles C. King	Director	None

Jeffrey A. Nattans	Director	See above under “ClearBridge”

Thomas C. Merchant	Secretary	Legg Mason Political Action Committee (“PAC”) – Member and Officer-Secretary; The Baltimore Company – Officer-Secretary; BMML, Inc. – Officer-Secretary; Brandywine Global Investment Management, LLC – Officer-Secretary; Legg Mason & Co., LLC – Officer-Secretary; Legg Mason Canada Holdings Ltd. – Officer-Secretary; Legg Mason Charitable Foundation, Inc. – Officer-Secretary; Legg Mason Commercial Real Estate Services, Inc. – Officer-Secretary; Legg Mason International Holdings, LLC – Officer-Secretary; Legg Mason Real Estate Securities Advisors, Inc. – Officer-Secretary; Legg Mason Realty Group, Inc. – Officer-Secretary; Legg Mason Realty Partners, Inc. – Officer-Secretary; Legg Mason Tower, Inc. – Officer-Secretary; LM Capital Support V, LLC – Officer-Secretary; LMOBC, Inc. – Officer-Secretary; Legg Mason, Inc. – Officer-Executive Vice President and General Counsel

Subadviser – River Canyon Fund Management LLC (“River Canyon”)

River Canyon was formed under the laws of the State of Delaware as a limited liability company. River Canyon is registered as an investment adviser under the Advisers Act. The list required by this Item 31 of officers and directors of River Canyon, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by River Canyon pursuant to the Advisers Act (SEC File No. 801-78722).

Subadviser – TT International (“TT International”)

TT International was formed under the laws of the United Kingdom as a partnership. TT International is registered as an investment adviser under the Advisers Act. The list required by this Item 31 of officers and directors of TT International, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by TT International pursuant to the Advisers Act (SEC File No. 801-45435).

Subadviser—Western Asset Management Company (“WAM”)

WAM is organized as under the laws of the State of California as a corporation. WAM is a wholly-owned subsidiary of Legg Mason. WAM is an investment adviser registered with the SEC under the Advisers Act.

The following table notes the officers and directors of WAM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years.

Name	Position at WAM	Other Positions Held
James W. Hirschmann III	Chief Executive Officer, President and Director

Bruce D. Alberts	Chief Financial Officer

Brett B. Canon	Director of Risk Management and Operations

James J. Flick	Director of Global Client Services and Marketing

Gavin L. James	Director of Portfolio Operations

Charles A. Ruys de Perez	Secretary, General Counsel and Head of Legal and Compliance	Western Asset Management Company Limited—Director; Western Asset Management Company Pte. Ltd.—Director; Western Asset Management Company Ltd.—Director; Western Asset Management Company Pty. Ltd.—Director; Western Asset Holdings (Australia) Pty. Ltd.—Director

Jeffrey A. Nattans	Director	Legg Mason Capital Management, LLC—Director; Legg Mason Investment Counsel, LLC—Director; Legg Mason Investment Counsel & Trust Company, N.A.—Director; LMOBC, Inc.—Director; PCM Holdings I, LLC—Director; PCM Holdings II, LLC—Director; Royce & Associates, LLC—Director; ClearBridge Investments, LLC—Director; Permal Group Limited—Director; Legg Mason Private Portfolio Group, LLC—Director; LMOBC, Inc.—Officer—President

F. Barry Bilson	Director

Daniel E. Giddings	Assistant Secretary

Item 32. Principal Underwriter

(a) LMIS, the distributor of the Registrant, is a distributor of funds that are series of the following registrants: Legg Mason Partners Equity Trust, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Income Trust, Legg Mason Partners Variable Income Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Money Market Trust, Legg Mason Partners Premium Money Market Trust, Legg Mason Global Asset Management Trust, Legg Mason Investment Trust, Legg Mason Tax-Free Income Fund, Western Asset Funds, Inc.

LMIS is the placement agent for funds that are series of Master Portfolio Trust.

(b) The information required by this Item 32 with respect to each director and officer of LMIS is listed below:

Name and Principal Business Address*	Position and Offices with Underwriter – LMIS	Positions and Offices with Registrant
Frances Cashman	Manager and Co-Managing Director	None

Jeffrey Masom	Manager and Co-Managing Director	None

Matthew Schiffman	Manager and Co-Managing Director	None
100 First Stamford Pl.
Stamford, CT 06902-6732

Jason Bennett	Chief Financial Officer, Treasurer and Financial Reporting Officer	None

Kenneth D. Cieprisz 620 8th Avenue, 49th Floor New York, NY 10018	Vice President and Chief Compliance Officer	None

Elisabeth F. Craig	Secretary	None

Vicki Schmelzer	Assistant Secretary	None

Susan Kerr	AML Compliance Officer	None
100 First Stamford Pl.
Stamford, CT 06902

*	All addresses are 100 International Drive, Baltimore, Maryland 21202, unless otherwise indicated.

(c) Not applicable.

Item 33. Location of Accounts and Records

With respect to the Registrant:

(1) Legg Mason Partners Variable Equity Trust

620 Eighth Avenue

New York, NY 10018

With respect to the Registrant’s Investment Managers:

(2) Legg Mason Partners Fund Advisor, LLC

620 Eighth Avenue

New York, NY 10018

(3) Apex Capital, LLC

25 Orinda Way

Suite 300

Orinda, CA 94653

(4) Atlantic Investment Management, Inc.

666 Fifth Avenue

34th Floor

New York, NY 10103

(5) ClearBridge Investments, LLC

620 Eighth Avenue

New York, NY 10018

(6) QS Legg Mason Global Asset Allocation, LLC

880 Third Avenue

New York, NY 10022

(7) Legg Mason Investment Counsel, LLC

100 International Drive

Baltimore, MD 21202

(8) Permal Asset Management LLC

900 Third Avenue

New York, NY 10022

(9) River Canyon Fund Management LLC

2000 Avenue of the Stars, 11th Floor

Los Angeles, CA 90067

(10) TT International

Moor House

Level 13

120 London Wall

London EC2Y 5ET

United Kingdom

(11) c/o Western Asset Management Company

620 Eighth Avenue

New York, New York 10018

(12) BH-DG Systematic Trading LLP

3rd Floor

10 Grosvenor Street

London W1K 4QB

United Kingdom

With respect to the Registrant’s Custodian:

(13) State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

With respect to the Registrant’s Transfer Agent:

(14) Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

With respect to the Registrant’s Distributor:

(15) Legg Mason Investor Services, LLC

100 International Drive

Baltimore, MD 21202

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, LEGG MASON PARTNERS VARIABLE EQUITY TRUST, hereby certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland on this 26th day of August 2014.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST, on behalf of Permal Alternative Select VIT Portfolio.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
President and Chief Executive Officer

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on August 26, 2014.

Signature	Title

/s/ Kenneth D. Fuller	President, Chief Executive Officer and Trustee
Kenneth D. Fuller

/s/ Richard F. Sennett	Principal Financial Officer
Richard F. Sennett

Paul R. Ades*	Trustee
Paul R. Ades

Andrew L. Breech*	Trustee
Andrew L. Breech

Dwight B. Crane*	Trustee
Dwight B. Crane

Althea L. Duersten*	Trustee
Althea L. Duersten

Frank G. Hubbard*	Trustee
Frank G. Hubbard

Howard J. Johnson*	Trustee
Howard J. Johnson

Jerome H. Miller*	Trustee
Jerome H. Miller

Ken Miller*	Trustee
Ken Miller

John J. Murphy*	Trustee
John J. Murphy

Thomas F. Schlafly*	Trustee
Thomas F. Schlafly

*By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller, as Agent